Fair value measurements and financial risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements and financial risk management
Transfer of assets out of level 1 into level 2	$ 0	$ 0
Transfer of assets out of level 2 into level 1	0	0
Transfer of assets into level 3	0	0
Transfer of assets out of level 3	0	0
Transfer of liabilities out of level 1 into level 2	0	0
Transfer of liabilities out of level 2 into level 1	0	0
Transfer of liabilities into level 3	0	0
Transfer of liabilities out of level 3	$ 0	$ 0